Shares Split	12 Months Ended
Dec. 31, 2019
Shares Split
Shares Split

NOTE 16. SHARES SPLIT

On October 9, 2016, the Company effected a split of the Company’s common stock, pursuant to which every one (1) share of common stock outstanding before the split were converted into twenty million (20,000,000) shares of common stock after the split. All share and per share amounts for all periods presented herein have been adjusted to reflect the split as if it had occurred at the beginning of the year 2016.